UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund:  MLP & Strategic Equity Fund Inc. (MTP)

Fund Address:    4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, MLP & Strategic Equity Fund Inc.,

            4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Master Limited Partnerships & MLP Affiliates	Units Held	Value

Energy Equipment & Services - 0.6%	Exterran Partners LP	65,016	$1,462,860

Gas Utilities - 6.9%	Amerigas Partners LP	108,000	4,269,240
	Spectra Energy Partners LP	273,326	8,063,117
	Suburban Propane Partners LP	66,706	3,145,855

			15,478,212

Oil, Gas & Consumable Fuels - 91.4%	Alliance Resource Partners LP	69,446	2,748,673
	Boardwalk Pipeline Partners LP	365,104	10,763,266
	Buckeye Partners LP	191,413	10,623,422
	Copano Energy LLC	196,634	4,467,524
	DCP Midstream Partners LP	107,982	3,304,249
	Duncan Energy Partners LP	196,220	4,738,713
	EV Energy Partner LP	44,490	1,404,104
	El Paso Pipeline Partners LP	426,450	10,273,181
	Enbridge Energy Management LLC (a)	127,381	6,490,062
	Enbridge Energy Partners LP	77,619	4,030,755
	Encore Energy Partners LP	85,700	1,732,854
	Energy Transfer Equity LP	254,257	8,143,852
	Energy Transfer Partners LP	103,373	4,624,908
	Enterprise Products Partners LP	402,008	12,329,585
	Genesis Energy LP	159,164	3,130,756
	Global Partners LP	31,800	815,670
	Holly Energy Partners LP	74,670	3,068,190
	Inergy LP	112,256	3,999,681
	Kinder Morgan Management LLC (a)	254,701	13,789,523
	Magellan Midstream Partners LP	245,973	10,330,866
	Martin Midstream Partners LP	58,600	1,951,966
	Natural Resource Partners LP	131,512	3,116,834
	Nustar Energy LP	143,449	7,992,978
	Nustar GP Holdings LLC	77,700	2,148,405
	ONEOK Partners LP	162,693	10,093,474
	Pioneer Southwest Energy Partners LP	56,813	1,314,653
	Plains All American Pipeline LP	242,249	12,860,999
	Quicksilver Gas Services LP	81,061	1,638,243
	Regency Energy Partners LP	290,913	6,560,088
	Sunoco Logistics Partners LP	124,870	8,618,527
	TC PipeLines LP	140,274	5,077,919
	Targa Resources Partners LP	209,700	4,959,405
	Teekay LNG Partners LP	92,763	2,504,601
	Transmontaigne Partners LP	50,176	1,365,791
	Western Gas Partners LP	190,520	3,808,495
	Williams Partners LP	179,550	6,874,970
	Williams Pipeline Partners LP	114,251	3,210,453

			204,907,635

	Total Master Limited Partnerships & MLP Affiliates (Cost - $171,769,313) - 98.9%		221,848,707

1

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares Held	Value

Money Market Fund - 0.6%	SSgA Prime Money Market Fund, 0.05% (b)	1,380,755	$1,380,755

	Total Short-Term Securities (Cost - $1,380,755) - 0.6%		1,380,755

	Total Investments (Cost - $173,150,068*) - 99.5%		223,229,462
	Other Assets Less Liabilities - 0.5%		1,038,385

	Net Assets - 100.0%		$224,267,847

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,207,829

Gross unrealized appreciation	$58,021,633
Gross unrealized depreciation	-

Net unrealized appreciation	$58,021,633

(a)	Non-income producing security; represents a pay-in-kind security which may pay dividends in additional units.
(b)	Represents the current yield as of January 31, 2010.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

	Level 1	Level 2	Level 3	Total

Master Limited Partnerships & MLP Affiliates	$221,848,707	-	-	$221,848,707
Money Market Fund	1,380,755	-	-	1,380,755

Total	$223,229,462	-	-	$223,229,462

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2010